Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Adjusted CNY (¥) shares	Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class B Adjusted CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares		Additional Paid-in Capital Adjusted CNY (¥)	Additional Paid-in Capital CNY (¥)		Statutory reserves Adjusted CNY (¥)	Statutory reserves CNY (¥)		Accumulated other comprehensive loss Adjusted CNY (¥)	Accumulated other comprehensive loss CNY (¥)		Accumulated deficit Adjusted CNY (¥)	Accumulated deficit CNY (¥)		Non- controlling interests Adjusted CNY (¥)	Non- controlling interests CNY (¥)		Receivable for issuance of ordinary shares Adjusted CNY (¥)	Receivable for issuance of ordinary shares CNY (¥)		Adjusted CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Mar. 31, 2022		¥ 372			¥ 82			¥ 3,295,336			¥ 3,433			¥ (46,069)			¥ (2,889,233)			¥ 42,648			¥ (164,746)			¥ 241,823
Balances (in Shares) at Mar. 31, 2022 | shares		55,709,591			13,037,729
Foreign currency translation adjustment														15,591												15,591
Accretion on redeemable non-controlling interests to redemption value																	(675)									(675)
Receivable for issuance of ordinary shares (Note 21)																							81,341			81,341
Unrealized securities holding gains, net of tax														(6,711)												(6,711)
Issuance of ordinary shares for the exercise of stock options		¥ 1						37																		38
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares		53,488
Appropriations to statutory reserves											443						(443)
Share-based compensation								(7,677)																		(7,677)
Net loss																	(102,799)			(3,177)						(105,976)
Balances at Mar. 31, 2023	¥ 373	¥ 373		¥ 82	¥ 82		¥ 3,287,696	3,287,696		¥ 3,876	3,876		¥ (37,189)	(37,189)		¥ (2,995,975)	(2,993,150)		¥ 39,471	39,471		¥ (83,405)	(83,405)		¥ 214,929	217,754
Balances (in Shares) at Mar. 31, 2023 | shares	55,763,079	55,763,079		13,037,729	13,037,729
Change in Accounting Policy			[1]			[1]			[1]			[1]			[1]		(2,825)	[1]			[1]			[1]		(2,825)
Foreign currency translation adjustment														1,258												1,258
Accretion on redeemable non-controlling interests to redemption value																	(766)									(766)
Receivable for issuance of ordinary shares (Note 21)								75,276															(7,902)			67,374
Unrealized securities holding gains, net of tax														(3,547)												(3,547)
Issuance of ordinary shares for the exercise of stock options								27																		¥ 27
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares		9,428,674																								37,741	37,741
Share-based compensation								679																		¥ 679
Debt waive of Chong Li								(75,276)															75,276
Issuance of ordinary shares for the private placement (Note 18)		¥ 589						41,273																		41,862
Issuance of ordinary shares for the private placement (Note 18) (in Shares) | shares		82,500,000
Net loss																	(63,664)			(5,234)						(68,898)
Balances at Mar. 31, 2024		¥ 962			¥ 82			3,329,675			3,876			(39,478)			(3,060,405)			34,237			(16,031)			252,918
Balances (in Shares) at Mar. 31, 2024 | shares		147,691,753			13,037,729
Foreign currency translation adjustment														840												840	$ 116
Accretion on redeemable non-controlling interests to redemption value																	(841)									(841)
Receivable for issuance of ordinary shares (Note 21)																							9,783			9,783
Unrealized securities holding gains, net of tax														869												¥ 869	$ 120
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares
Share-based compensation								81																		¥ 81
Issuance of ordinary shares for the private placement (Note 18)		¥ 2,152						12,365																		14,517
Issuance of ordinary shares for the private placement (Note 18) (in Shares) | shares		300,000,000
Net loss																	(54,125)			(4,471)						(58,596)	$ (8,076)
Balances at Mar. 31, 2025		¥ 3,114			¥ 82			¥ 3,342,121			¥ 3,876			¥ (37,769)			¥ (3,115,371)			¥ 29,766			¥ (6,248)			¥ 219,571	$ 30,257
Balances (in Shares) at Mar. 31, 2025 | shares		447,691,753			13,037,729

[1]	The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million